Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ 9,769,333	₩ 9,864,710
Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	613,018	867,208
1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	527,795	759,132
2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,331,128	1,851,145
5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,664,754	2,185,854
More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	5,632,638	4,201,371
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(169,179)	(70,959)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(12,551)	(5,256)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11,363)	(4,777)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(29,455)	(12,166)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(38,460)	(15,305)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract assets [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(77,350)	(33,455)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(185,780)	(60,354)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(13,874)	(5,692)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(12,036)	(4,947)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(30,495)	(11,507)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(35,569)	(12,251)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contract liabilities [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(93,806)	(25,957)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(354,959)	(131,313)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(26,425)	(10,948)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 1~2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(23,399)	(9,724)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 2~5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(59,950)	(23,673)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | 5~10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(74,029)	(27,556)
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member] | More than 10 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	₩ (171,156)	₩ (59,412)